Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred
Income tax expense (benefit), Deferred	$ (446)	$ (446)	$ (454)
Income tax expense (benefit) total	(387)	5,563	(226)
Mainland China [Member]
Current
Income tax expense (benefit), Current	59	6,009	228
Deferred
Income tax expense (benefit), Deferred	$ (446)	$ (446)	$ (454)